UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21824

Mount Vernon Securities Lending Trust
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Brett L. Agnew, Assistant Secretary
800 Nicollet Mall, BC-MN-H05F
Minneapolis, MN 55402
(Name and address of agent for service)

(612) 303-7557
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

Item 1 - Schedule of Investments

Schedule of Investments September 30, 2006 (unaudited), all dollars rounded to thousands (000)

Mount Vernon Securities Lending Prime Portfolio

DESCRIPTION	PAR	VALUE +

Commercial Paper - 19.5%
Asset-Backed (a) - 7.0%
Antalis Funding
5.300%, 10/06/2006	$60,000	59,956
Concord Minutemen Capital
5.330%, 10/10/2006	130,000	130,000
5.300%, 10/13/2006	47,850	47,850
Fenway Funding
5.300%, 10/02/2006	60,000	59,991
5.410%, 10/02/2006	49,000	48,993
Total Asset-Backed		346,790

Secured Liquidity Notes (a) - 12.5%
KKR Atlantic
5.300%, 10/20/2006	50,000	49,860
LEAFS LLC
5.330%, 10/20/2006 (b)	44,849	44,849
Mortgage Interest Networking Trust
5.300%, 10/10/2006	43,000	42,943
Mortgage Interest Networking Trust II
5.330%, 10/26/2006	7,000	6,974
Ocala Funding
5.300%, 10/27/2006	78,000	77,701
Rams Funding
5.300%, 10/06/2006	19,000	18,986
5.300%, 10/18/2006	108,000	107,730
5.300%, 10/20/2006	66,000	65,815
Stratford
5.300%, 10/04/2006	50,000	49,978
Thornburg Mortgage Capital
5.299%, 10/04/2006	71,000	70,969
5.300%, 10/13/2006	60,000	59,894
5.300%, 10/20/2006	23,500	23,434
Total Secured Liquidity Notes		619,133
Total Commercial Paper
(Cost $965,923)		965,923

Extendible Floating Rate Corporate Notes (b) - 12.0%
Bayerische Landesbank NY
5.380%, 10/24/2006	53,150	53,150
Dekabank Deutsche Girozentrale
5.510%, 10/19/2006 (a)	26,050	26,050
Depfa Bank
5.430%, 12/15/2006	78,168	78,168
General Electric Capital
5.430%, 10/17/2006	52,110	52,110
HBOS Treasury Services
5.380%, 10/02/2006 (a)	26,055	26,055
Jackson National Life Funding
5.400%, 10/15/2006	26,050	26,050
Kaupthing Bank
5.390%, 10/20/2006	104,220	104,220
Lincoln National Corporation
5.390%, 10/17/2006 (a)	26,060	26,060
Merrill Lynch
5.390%, 10/04/2006	26,050	26,050
5.580%, 10/11/2006	52,110	52,110
MetLife Global Funding
5.420%, 10/16/2006 (a)	20,840	20,840
5.424%, 10/30/2006 (a)	28,140	28,140
Morgan Stanley
5.390%, 10/16/2006	26,050	26,050
5.396%, 10/27/2006	26,060	26,060
WestLB AG
5.370%, 10/10/2006 (a)	26,060	26,060
Total Extendible Floating Rate Corporate Notes
(Cost $597,173)		597,173

Structured Notes (a) - 7.7%
Americredit Automobile Receivable Trust
5.348%, 10/06/2006 (b)	24,000	24,000
Castle Hill
5.420%, 12/16/2006 (b)	20,840	20,840
CCN Independence
5.410%, 10/16/2006 (b)	35,000	35,000
Duke Funding
5.577%, 10/10/2006 (b)	26,050	26,050
5.300%, 10/13/2006	75,000	74,868
5.300%, 10/30/2006	30,000	29,872
Lakeside Funding
5.330%, 10/10/2006	106,000	106,000
Northlake
5.460%, 12/06/2006 (b)	36,480	36,480
Paragon Mortgages
5.310%, 10/16/2006 (b)	25,000	25,000
Premium Asset Trust
5.480%, 10/02/2006 (b)	2,600	2,600
Total Structured Notes
(Cost $380,710)		380,710

Corporate Note (b) - 2.0%
JP Morgan Master Note
5.455%, 10/02/2006	100,000	100,000
(Cost $100,000)

Floating Rate Funding Agreements (b) (c) - 1.2%
Genworth Life Insurance Company
5.580%, 10/19/2006	31,266	31,266
Transamerica Occidental Life
5.615%, 10/02/2006	26,179	26,179
Total Floating Rate Funding Agreements
(Cost $57,445)		57,445
	SHARES
Money Market Funds - 0.3%
Federated Prime Obligations Fund	15,278,108	15,278
STIC Liquid Assets Portfolio	1,931,217	1,931
Total Money Market Funds
(Cost $17,209)		17,209

Repurchase Agreements - 57.6%	PAR
ABN AMRO
5.425%, dated 09/29/2006, matures 10/02/2006, repurchase price $250,113 (collateralized by various securities: Total market value $262,500)	$250,000	250,000
Barclays
5.425%, dated 09/29/2006, matures 10/02/2006, repurchase price $100,045 (collateralized by various securities: Total market value $107,669)	100,000	100,000
Bear Stearns
5.475%, dated 09/29/2006, matures 10/02/2006, repurchase price $50,023 (collateralized by various securities: Total market value $51,004)	50,000	50,000
5.525%, dated 09/29/2006, matures 10/02/2006, repurchase price $120,055 (collateralized by various securities: Total market value $130,694)	120,000	120,000
Citigroup
5.455%, dated 09/29/2006, matures 10/02/2006, repurchase price $150,068 (collateralized by various securities: Total market value $157,500)	150,000	150,000
Credit Suisse
5.425%, dated 09/29/2006, matures 10/02/2006, repurchase price $10,005 (collateralized by various securities: Total market value $10,505)	10,000	10,000
5.390%, dated 09/29/2006, matures 10/02/2006, repurchase price $11,005 (collateralized by U.S. Government Agency securities: Total market value $11,223)	11,000	11,000
5.400%, dated 09/29/2006, matures 10/02/2006, repurchase price $15,007 (collateralized by various securities: Total market value $15,751)	15,000	15,000
5.400%, dated 09/29/2006, matures 10/02/2006, repurchase price $33,015 (collateralized by various securities: Total market value $34,652)	33,000	33,000
5.455%, dated 09/29/2006, matures 10/02/2006, repurchase price $50,023 (collateralized by various securities: Total market value $55,000)	50,000	50,000
5.455%, dated 09/29/2006, matures 10/02/2006, repurchase price $55,025 (collateralized by various securities: Total market value $60,504)	55,000	55,000
5.455%, dated 09/29/2006, matures 10/02/2006, repurchase price $450,205 (collateralized by various securities: Total market value $495,001)	450,000	450,000
Deutsche Bank
5.485%, dated 09/29/2006, matures 10/02/2006, repurchase price $50,023 (collateralized by various securities: Total market value $52,500)	50,000	50,000
Goldman Sachs
5.525%, dated 09/29/2006, matures 10/02/2006, repurchase price $70,032 (collateralized by various securities: Total market value $71,429)	70,000	70,000
5.525%, dated 09/29/2006, matures 10/02/2006, repurchase price $150,069 (collateralized by various securities: Total market value $153,062)	150,000	150,000
Lehman Brothers
5.525%, dated 09/29/2006, matures 10/02/2006, repurchase price $50,023 (collateralized by various securities: Total market value $51,000)	50,000	50,000
5.525%, dated 09/29/2006, matures 10/02/2006, repurchase price $90,041 (collateralized by various securities: Total market value $91,800)	90,000	90,000
5.525%, dated 09/29/2006, matures 10/02/2006, repurchase price $100,046 (collateralized by various securities: Total market value $102,000)	100,000	100,000
Merrill Lynch
5.415%, dated 09/29/2006, matures 10/02/2006, repurchase price $70,032 (collateralized by various securities: Total market value $73,502)	70,000	70,000
5.415%, dated 09/29/2006, matures 10/02/2006, repurchase price $100,045 (collateralized by various securities: Total market value $105,003)	100,000	100,000
Morgan Stanley
5.400%, dated 09/29/2006, matures 10/02/2006, repurchase price $286,129 (collateralized by U.S. Government Agency securities: Total market value $291,720)	286,000	286,000
5.395%, dated 09/29/2006, matures 10/02/2006, repurchase price $290,130 (collateralized by U.S. Government Agency securities: Total market value $297,032)	290,000	290,000
5.400%, dated 09/29/2006, matures 10/02/2006, repurchase price $301,135 (collateralized by U.S. Government Agency securities: Total market value $308,185)	301,000	301,000
Total Repurchase Agreements
(Cost $2,851,000)		2,851,000

Total Investments - 100.3%
(Cost $4,969,460)		4,969,460
Other Assets and Liabilities, Net - (0.3)%		(16,791)
Total Net Assets - 100.0%		$4,952,669

+
Security valuations for the portfolio’s investments are stated at amortized cost, which approximates market value.  Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income.  In accordance with Rule 2a-7 of the 1940 Act, the market values of the securities held in the portfolio are determined weekly using prices supplied by the portfolio's pricing services.  These values are then compared to the securities' amortized cost.  Securities whose market price varies by more than 0.5% are identified and validated with the pricing agent.  If the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeds 50% of the allowable 0.5% threshold, the portfolio's administrator will notify the portfolio's Board of Trustees.  The Board of Trustees will then determine what action, if any, to take.

(a)
Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, amd may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the Board of Trustees. As of September 30, 2006, the value of these investments was $1,499,838 or 30.3% of total net assets.

(b)	Variable Rate Security - The rate shown is the rate in effect as of September 30, 2006. The date shown is the next reset date.
(c)	Security is considered illiquid. As of September 30, 2006, the value of these investments was $57,445 or 1.2% of total net assets.

Schedule of Investments September 30, 2006 (unaudited), all dollars are rounded to thousands (000)

Mount Vernon Securities Lending Short-Term Bond Portfolio

DESCRIPTION	PAR	VALUE+

Commercial Paper - 19.4%
Asset-Backed (a) - 7.1%
Antalis Funding
5.300%, 10/06/2006	$5,495	$5,491
Chesham Finance
5.420%, 10/02/2006	104,000	103,985
Concord Minutemen Capital
5.300%, 10/10/2007	67,000	67,000
5.300%, 10/13/2007	22,000	22,000
5.300%, 10/16/2007	19,000	19,000
Fenway Funding
5.300%, 10/02/2006	20,000	19,997
5.410%, 10/02/2006	35,000	34,995
		272,468
Secured Liquidity Notes (a) - 12.3%
KKR Atlantic
5.300%, 10/20/2006	60,000	59,832
Laguna
5.310%, 10/23/2006	16,000	15,948
LEAFS LLC
5.330%, 10/20/2006 (b)	41,859	41,859
Ocala Funding
5.300%, 10/25/2006	21,000	20,926
5.310%, 10/26/2006	20,000	19,926
5.310%, 10/26/2006	40,000	39,853
5.300%, 10/27/2006	20,000	19,923
Rams Funding
5.300%, 10/12/2006	25,000	24,960
5.300%, 10/17/2006	30,000	29,929
Thornburg Mortgage Capital
5.300%, 10/05/2006	65,000	64,962
5.300%, 10/13/2006	40,000	39,929
5.300%, 10/19/2006	50,000	49,867
5.300%, 10/20/2006	40,000	39,888
		467,802
Total Commercial Paper
(Cost $740,270)		740,270

Extendible Floating Rate Corporate Notes (b) - 15.7%
Bayerische Landesbank NY
5.380%, 10/24/2006	48,850	48,876
Dekabank Deutsche Girozentrale
5.510%, 10/19/2006 (a)	23,950	23,956
Depfa Bank
5.430%, 12/15/2006	71,832	71,862
General Electric Capital
5.430%, 10/17/2006	47,890	47,944
HBOS Treasury Services
5.380%, 10/02/2006 (a)	23,945	23,959
Jackson National Life Funding
5.400%, 10/15/2006	23,950	23,950
Kaupthing Bank
5.390%, 10/20/2006	95,780	95,706
Lincoln National Corporation
5.390%, 10/17/2006 (a)	23,940	23,940
Merrill Lynch
5.390%, 10/04/2006	23,950	23,962
5.580%, 10/11/2006	47,890	47,890
MetLife Global Funding
5.420%, 10/16/2006 (a)	19,160	19,160
5.424%, 10/30/2006 (a)	25,860	25,875
Monumental Global Funding
5.535%, 10/02/2006	50,000	50,000
Morgan Stanley
5.390%, 10/16/2006	23,950	23,954
5.396%, 10/27/2006	23,940	23,955
WestLB AG
5.370%, 10/10/2006 (a)	23,940	23,940
Total Extendible Floating Rate Corporate Notes
(Cost $598,827)		598,929

Structured Notes (a) - 7.6%
Castle Hill
5.420%, 12/16/2006 (b)	19,160	19,160
CCN Independence
5.410%, 10/16/2006 (b)	35,000	35,000
CCN Orchard Park
5.430%, 10/06/2006 (b)	25,000	25,000
Duke Funding
5.577%, 10/10/2006 (b)	23,950	23,950
5.300%, 10/13/2006	40,000	39,929
5.310%, 10/16/2006	36,730	36,649
Lakeside Funding
5.330%, 10/10/2006	50,000	50,000
Northlake
5.460%, 12/06/2006 (b)	33,520	33,520
Park Place Securities Trust
5.360%, 10/25/2006 (b)	24,389	24,389
Premium Asset Trust
5.480%, 10/02/2006 (b)	2,400	2,400
Total Structured Notes
(Cost $289,997)		289,997

Floating Rate Corporate Notes (b) - 2.6%
CS First Boston NY
5.545%, 10/02/2006	50,000	50,023
Goldman Sachs Group
5.420%, 10/23/2006	50,000	50,001
Total Floating Rate Corporate Notes
(Cost $100,000)		100,024

Corporate Note (b) - 2.6%
JP Morgan Master Note
5.455%, 10/02/2006
(Cost $100,000)	100,000	100,000

Floating Rate Funding Agreements (b) (c) - 1.4%
Genworth Life Insurance Company
5.580%, 10/19/2006	28,734	28,734
Transamerica Occidental Life
5.615%, 10/02/2006	24,059	24,059
Total Floating Rate Funding Agreements
(Cost $52,793)		52,793

Collateralized Mortgage Obligation (a) (b) - 1.3%
Asset-Backed - 1.3%
Whitehawk Funding, Series 2004-1A, Class A1H
5.440%, 12/15/2006
(Cost $50,000)	50,000	50,000

Money Market Funds - 0.4%	SHARES
Federated Prime Obligligations Fund	11,913,161	11,913
STIC Liquid Assets Portfolio	6,091,093	6,091
Total Money Market Funds
(Cost $18,004)		18,004

Repurchase Agreements - 49.3%	PAR
ABN AMRO
5.425%, dated 09/30/2006, matures 10/02/2006, repurchase price $50,023
(collateralized by various securities: Total market value $52,500)	$50,000	50,000
Bear Stearns
5.525%, dated 09/30/2006, matures 10/02/2006, repurchase price $380,175
(collateralized by various securities: Total market value $393,110)	380,000	380,000
5.525%, dated 09/30/2006, matures 10/02/2006, repurchase price $85,039
(collateralized by various securities: Total market value $89,101)	85,000	85,000
Citigroup
5.455%, dated 09/30/2006, matures 10/02/2006, repurchase price $175,080
(collateralized by various securities: Total market value $183,750)	175,000	175,000
Credit Suisse
5.455%, dated 09/30/2006, matures 10/02/2006, repurchase price $350,159
(collateralized by various securities: Total market value $385,003)	350,000	350,000
5.455%, dated 09/30/2006, matures 10/02/2006, repurchase price $100,045
(collateralized by various securities: Total market value $105,004)	100,000	100,000
5.455%, dated 09/30/2006, matures 10/02/2006, repurchase price $30,014
(collateralized by various securities: Total market value $33,001)	30,000	30,000
Deutsche Bank
5.485%, dated 09/30/2006, matures 10/02/2006, repurchase price $150,069
(collateralized by various securities: Total market value $157,500)	150,000	150,000
Goldman Sachs
5.495%, dated 09/30/2006, matures 10/02/2006, repurchase price $150,069
(collateralized by various securities: Total market value $165,000)	150,000	150,000
5.525%, dated 09/30/2006, matures 10/02/2006, repurchase price $20,009
(collateralized by various securities: Total market value $20,408)	20,000	20,000
Lehman Brothers
5.525%, dated 09/30/2006, matures 10/02/2006, repurchase price $100,046
(collateralized by various securities: Total market value $102,000)	100,000	100,000
Merrill Lynch
5.435%, dated 09/30/2006, matures 10/02/2006, repurchase price $20,009
(collateralized by various securities: Total market value $20,402)	20,000	20,000
Morgan Stanley
5.400%, dated 09/30/2006, matures 10/02/2006, repurchase price $195,088
(collateralized by U.S. Government Agency securities: Total market value $198,931)	195,000	195,000
5.400%, dated 09/30/2006, matures 10/02/2006, repurchase price $79,036
(collateralized by U.S. Government Agency securities: Total market value $81,301)	79,000	79,000
Total Repurchase Agreements
(Cost $1,884,000)		1,884,000
Total Investments - 100.3%
(Cost $3,833,891)		3,834,017
Other Assets and Liabilities, Net - (0.3)%		(12,943)
Total Net Assets - 100.0%		$3,821,074

+	Security valuations for the portfolio’s investments are furnished by an independent pricing service that has been approved by the portfolio’s board of trustees. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the portfolio’s board of trustees. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2006, the portfolio held no fair valued securities.
a
Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the Board of Trustees. As of September 30, 2006, the value of these investments was $1,221,097 or 32.0% of total net assets.

b	Variable Rate Security - The rate shown is the rate in effect as of September 30, 2006. The date shown is the next reset date.
c	Security is considered illiquid. As of September 30, 2006, the value of these investments was $52,793 or 1.4% of total net assets.

Item 2 - Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

Certifications of the Principal Executive and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mount Vernon Securities Lending Trust

By:
/s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: November 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: November 22, 2006

By:
/s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: November 22, 2006